Provision for risks of tax, civil and labor losses and Judicial deposits and escrow accounts - Somos - Anglo (Predecessor) (Tables)	9 Months Ended	12 Months Ended
	Oct. 10, 2018	Dec. 31, 2020
Provision for tax, civil and labor losses and Judicial deposits and escrow accounts
Schedule of contingent liabilities
	December 31, 2020	December 31, 2019
Proceedings whose likelihood of loss is probable
Tax proceedings (i)	575,724	557,782
Labor proceedings (ii)	6,591	9,967
Civil proceedings	-	1
	582,315	567,750

Liabilities assumed in Business Combination
Labor proceedings (ii)	31,305	41,226
Civil proceedings	313	31
	31,618	41,257

Total of provision for tax, civil and labor losses	613,933	609,007

(i) Primarily refers to income tax positions taken by the predecessor Somos (Vasta Predecessor) and the Company (Sucessor) in connection with a corporate restructuring held by the predecessor in 2010. In 2018, given a tax assessment via an Infraction Notice received by the predecessor for certain periods opened for tax audit coupled with unfavorable jurisprudence on a similar tax case also reached in 2018, the Company reassessed this income tax position and recorded a liability, including interest and penalties, in the Consolidated Carve-out Financial Statements,

(ii) The Company is a party to labor demands, which mostly refer to proportional vacation, salary differential, night shift premium, overtime, social charges, among others. There are no individual labor demands with material values that require specific disclosure.

Schedule of changes in provision for contingent liabilities
	December 31, 2019	Additions	Reversals	Interest	Total effect on the result	Payments	December 31, 2020

Tax proceedings	557,783	10,651	(4,189)	11,479	20,836	-	572,724
Labor proceedings	51,193	2,093	(9,538)	1,805	(5,640)	(7,657)	37,896
Civil proceedings	31	430	(102)	13	341	(59)	313
Total	609,007	13,174	(13,829)	13,297	15,537	(7,716)	613,933

Reconciliation with profit or loss for the period
Finance expense		-	-	(13,297)
General and administrative expenses		(11,737)	13,829	-
Income tax and social contribution		(1,437)	-	-
Total		(13,174)	13,829	(13,297)

	As of December 31, 2018	Additions	Reversals	Interest	Total effect on the result	Payments	December 31, 2019

Tax proceedings	502,764	16,339	(699)	39,379	55,019	-	557,783
Labor proceedings	49,652	4,133	(4,585)	1,993	1,541	-	51,193
Civil proceedings	2,149	65	(2,239)	56	(2,118)	-	31
Total	554,565	20,537	(7,523)	41,428	54,442	-	609,007

Reconciliation with profit or loss for the period
Finance expense		-	-	(41,428)
General and administrative expenses		(4,198)	7,523	-
Income tax and social contribution		(16,339)	-	-
Total		(20,537)	7,523	(41,428)

Schedule of judicial deposits and escrow accounts
	December 31, 2020	December 31, 2019
Tax proceedings	2,004	1,419
Labor proceedings	-	955
Indemnification asset -Former owner	2,003	5,476
Indemnification asset – Related Parties (i) Note 20	153,714	149,600
Escrow-account (ii)	15,027	15,482
	172,748	172,932

(i) Refers to an indemnification asset from the seller in connection with the acquisition of Somos (Vasta’s Predecessor) by Cogna Group (Vasta’s Parent Company) and recognized at the date of the business combination, in order to indemnify the Company for any and all losses that may be incurred in connection with all contingencies or lawsuits, substantially tax proceedings related to business combinations up to the maximum amount of R$153,714 (R$ 149,600 on December 31, 2019). See Note 20. This asset is indexed to CDI (Certificates of Interbank Deposits).

(ii) Refers to guarantees received as a consequence of business combinations, in connection with contingencies whose likelihood of loss is probable, and for which the former owners are liable. According to the Sale Agreement, these former owners will reimburse the Company in case payments are required and if those contingencies materialize.

Somos - Anglo (Predecessor)
Provision for tax, civil and labor losses and Judicial deposits and escrow accounts
Schedule of contingent liabilities
	As of December 31, 2017	As of January 01, 2017
Labor proceedings (i)	9,173	15,671
Tax proceedings	81	—
Civil proceedings	4	728
	9,258	16,399

_______________

(i)

The Business is a party to labor demands, which the most frequent cases refer to holiday proportional, salary differential, night additional pay, overtime, social contribution, among others. There are no individual labor demands with material amounts that require specific disclosure.

Schedule of changes in provision for contingent liabilities
	As of January 1, 2017	Additions	Reversals	Interest	Total effect on the result	Payments	As of December 31, 2017
Tax proceedings	—	81	—	—	81	—	81
Labor proceedings	15,671	1,312	(2,697)	—	(1,385)	(5,113)	9,173
Civil proceedings	728	87	(16)	—	71	(795)	4
Total	16,399	1,480	(2,713)	—	(1,233)	(5,908)	9,258

	As of December 31 2017	Additions	Reversals	Interest	Total effect on the result	Payments	As of October 10, 2018
Tax proceedings (i)	81	421,906	—	70,563	492,469	—	492,550
Labor proceedings	9,173	4,315	(2,169)	35	2,181	(767)	10,587
Civil proceedings	4	(8)	—	8	—	—	4
Total	9,258	426,213	(2,169)	70,606	494,650	(767)	503,141
Reconciliation with profit or loss for the period
Finance expense		—	—	(70,606)	(70,606)
General and administrative expenses		(152,763)	2,169	—	(150,594)
Income tax and social contribution		(273,450)	—	—	(273,450)
Total		(426,213)	2,169	(70,606)	(494,650)

_______________

(i)

Mainly refers to income tax positions taken by the Business in connection with a corporate reorganization held in 2010. In 2018, given a tax assessment via an Infraction Notice received by Business for certain periods opened for tax audit coupled with an unfavorable jurisprudence on a similar tax case also reached in 2018, the Business reassessed this income tax position and recorded a liability, including interest and penalties, in the combined carve-out financial statements.

Schedule of possible contingencies
	Tax	Labor	Civil	Total
Contingent liabilities	—	39,052	2,135	41,187

Schedule of judicial deposits and escrow accounts
	As of December 31, 2017	As of January 01, 2017
Tax proceedings	2,450	2,450
Labor proceedings	509	390
Civil proceedings	17	11
Indemnification asset - Former owner	3,074	2,975
	6,050	5,826